Accounts Payable and Accrued Expenses - Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable	$ 5,638,883	$ 1,399,998	$ 2,155,842
Accrued Liabilities	1,120,854	933,811	584,172
Accrued payroll and payroll tax	2,698,220	2,107,610	3,196,538
Total accounts payable and accrued expenses	$ 9,457,957	$ 4,441,419	$ 5,936,553